OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES
Schedule of Other payables

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	268,073	281,315	44,144
Consideration received for disposal of Beijing Zhao Du (Note 9)	585,164	585,164	91,825
Penalty accrual	128,890	—	—

Current portion of other non-current liability (Note 15)	23,118	35,544	5,578
Other Payables	1,585	—	—
Total	1,006,830	902,023	141,547